Income Taxes, Components of Deferred Tax Assets and Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets [Abstract]
Reserves and accruals	$ 38,192	$ 33,416
Postretirement benefits other than pensions	1,075	1,239
Postretirement benefits - pensions	20,885	22,200
Tax loss carryforwards	57,990	27,227
Foreign tax credit carryforwards	11,621	12,076
Other	33,093	32,298
Total deferred tax assets	162,856	128,456
Valuation allowance	(33,582)	(23,780)
Deferred Tax Liabilities [Abstract]
LIFO inventory	(17,049)	(14,909)
Property, plant, and equipment	(28,617)	(28,968)
Intangibles	(444,263)	(488,562)
Unremitted foreign earnings	(77,277)	(94,592)
Other	(48,324)	(47,165)
Total deferred tax liabilities	(615,530)	(674,196)
Net deferred income tax liability	$ (486,256)	$ (569,520)